UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06071

Deutsche Institutional Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2018

ITEM 1.	REPORT TO STOCKHOLDERS

February 28, 2018

Semiannual Report

to Shareholders

Deutsche U.S. Multi-Factor Fund

Contents

3	Letter to Shareholders
4	Performance Summary
6	Portfolio Management Team
7	Portfolio Summary
9	Investment Portfolio
34	Statement of Assets and Liabilities
35	Statement of Operations
36	Statements of Changes in Net Assets

37	Financial Highlights
39	Notes to Financial Statements
48	Information About Your Fund’s Expenses
50	Advisory Agreement Board Considerations and Fee Evaluation
53	Account Management Resources
55	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our Funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Because the Fund seeks to provide exposure to stocks based on the following multifactors — value, momentum, quality, low volatility and size — it is expected exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Fund’s prospectus. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche U.S. Multi-Factor Fund

Letter to Shareholders

Dear Shareholder:

You may have noticed a new logo appearing on the cover of this report. As of March 23, 2018, Deutsche Asset Management has adopted its existing European brand, DWS, globally. As we have consolidated several businesses over the last several years, each of which has grown up relatively independently, the time has now come to be united under a single brand that reflects our global identity and the full breadth of capabilities we offer to our clients.

The DWS brand — Deutsche Gesellschaft für Wertpapiersparen — draws on our roots in the German market, going back over 60 years. It was established in Hamburg in 1956 with a singular objective: to assist private investors in building wealth and managing risk. We have been fulfilling that promise for generations. Today, the DWS name is synonymous with the values that we have continuously lived up to, and those that will remain central to our future success: Excellence, Entrepreneurship, Sustainability and Integrity. It is therefore a name that we are proud to adopt and build upon as our brand here in the Americas.

In connection with this change, our web site has recently been redesigned with a new address: dws.com. However, for your convenience, the deutschefunds.com address will remain live and automatically redirect you to our new site. Please visit us online to find the most current insights from our CIO, economists and investment specialists.

As always, thank you for your ongoing trust in us. We look forward to bringing you the very best in investment insight, strategies and solutions as we march forward gathering our unique qualities and capabilities under one roof, DWS.

Best regards,

Hepsen Uzcan President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche U.S. Multi-Factor Fund	3

Performance Summary	February 28, 2018 (Unaudited)

Class R6	6-Month‡	Life of Fund*‡
Average Annual Total Returns as of 2/28/18
No Sales Charges	9.24%	11.81%
Russell 1000® Index†	10.62%	15.41%
Russell 1000® Comprehensive Factor Index††	9.42%	12.12%
Average Annual Total Returns as of 12/31/17 (most recent calendar quarter end)
No Sales Charges		11.91%
Russell 1000® Index†		13.57%
Russell 1000® Comprehensive Factor Index††		12.22%

Institutional Class	6-Month‡	Life of Fund*‡
Average Annual Total Returns as of 6/30/17
No Sales Charges	9.25%	11.81%
Russell 1000® Index†	10.62%	15.41%
Russell 1000® Comprehensive Factor Index††	9.42%	12.12%
Average Annual Total Returns as of 12/31/17 (most recent calendar quarter end)
No Sales Charges		11.91%
Russell 1000® Index†		13.57%
Russell 1000® Comprehensive Factor Index††		12.22%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 21, 2017 are 0.62% and 0.68% for Class R6 and Institutional Class shares, respectively, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

4	Deutsche U.S. Multi-Factor Fund

Growth of an Assumed $1,000,000 Investment

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

*	The Fund commenced operations on May 1, 2017. The performance shown for the index is for the time period of April 30, 2017 through February 28, 2018, which is based on the performance period of the life of the Fund.

†	Russell 1000® Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

††	Russell 1000® Comprehensive Factor Index (the “Underlying Index”) is an unmanaged index which is designed to provide exposure to the US large-cap equities based on five investment style factors — Value, Momentum, Quality, Low Volatility and Size.

‡	Total returns shown for periods less than one year are not annualized.

	Class R6	Institutional Class
Net Asset Value
2/28/18	$11.08	$11.08
8/31/17	$10.22	$10.22
Distribution Information as of 2/28/18
Income Dividends, Six Months	$.07	$.07
Capital Gain Distributions, Six Months	$.01	$.01

Deutsche U.S. Multi-Factor Fund	5

Portfolio Management Team

Bryan Richards, CFA, Managing Director.

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–	Joined DWS in 2011, prior to which he served as an equity analyst for Fairhaven Capital LLC, a long/short equity fund, and at XShares Advisors, an ETF issuer based in New York.

–	At Deutsche Bank, Mr. Richards served as the primary portfolio manager for the PowerShares DB Commodity ETFs until their sale in 2015. He is currently responsible for DBX Advisors’ managed ETFs as well as oversight of DBX sub-advised funds.

–	BS in Finance, Boston College.

Patrick Dwyer, Director.

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–	Joined DWS in 2016, and prior to his current role, was the head of Northern Trust’s Equity Index, ETF, and Overlay portfolio management team in Chicago, managing portfolios for North American based clients. His time at Northern Trust included working in New York, Chicago, and in Hong Kong building a portfolio management desk.

–	Has a broad range of experience managing developed, emerging, and frontier index mandates, and currency and future overlay portfolios. Prior to joining Northern Trust in 2003, Mr. Dwyer participated in the Deutsche Asset Management graduate training program. He rotated through the domestic fixed income and US structured equity fund management groups.

–	BS in Finance, Rutgers University.

Navid Sohrabi, CFA, Vice President.

Portfolio Manager of the Fund. Began managing the Fund in December 2017.

–	Joined DWS in 2015. Portfolio Manager and quantitative multi-asset strategist in the Asset Management business since 2015. Joined Passive Asset Management in 2016.

–	Prior to joining DWS, he served as a derivatives trader since 2005 for several institutional asset managers and commodity trading advisors where he developed and managed systematic risk and trading strategies in equities, options, fx and futures.

–	BA in Neurobiology, University of California, Berkeley. Masters of Financial Engineering, University of California, Los Angeles.

Shlomo Bassous, Vice President.

Portfolio Manager of the Fund. Began managing the Fund in December 2017.

–	Joined DWS in 2017. Portfolio Manager in the Passive Asset Management business since 2017.

–	Prior to joining DWS, Mr. Bassous worked at Northern Trust since 2007 where he filled a variety of operational functions supporting portfolio management. In 2010 he began managing equity portfolios on behalf of institutional clients across a variety of global benchmarks.

–	Before joining Northern Trust, he worked at The Bank of New York Mellon and Morgan Stanley in a variety of roles supporting equity trading and portfolio management.

–	BS in Finance, Yeshiva University.

6	Deutsche U.S. Multi-Factor Fund

Charlotte Cipolletti, Associate.

Portfolio Manager of the Fund. Began managing the Fund in December 2017.

–	Joined DWS in 2015. Portfolio Manager in the Passive Asset Management business since 2015.

–	Prior to joining DWS in 2015, she served in an internship capacity at Deutsche Asset Management, Deutsche Wealth Management, Private Banking and National Financial Partners.

–	BA in Sustainable Development, Columbia University.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	2/28/18	8/31/17
Common Stocks	99%	98%
Cash Equivalents	1%	2%
Government & Agency Obligation	0%	0%
Exchange-Traded Fund	—	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	2/28/18	8/31/17
Consumer Discretionary	17%	17%
Industrials	17%	19%
Information Technology	16%	14%
Financials	14%	18%
Health Care	10%	10%
Utilities	8%	6%
Materials	6%	6%
Real Estate	6%	5%
Consumer Staples	5%	4%
Energy	1%	1%
Telecommunication Services	0%	0%
Total	100%	100%

Deutsche U.S. Multi-Factor Fund	7

Ten Largest Equity Holdings at February 28, 2018 (6.6% of Net Assets)		Percent
1	Baxter International, Inc.	1.1%
	Manufacturer and distributor of hospital and laboratory products and services
2	Lear Corp.	0.8%
	Manufactures automobile parts
3	Corning, Inc.	0.7%
	Global technology based company
4	Aptiv PLC	0.7%
	Global automotive parts technology company
5	FNF Group	0.7%
	Provider of commercial and residential mortgage and diversified services
6	Equity Residential	0.6%
	Operator of multifamily properties
7	Lamb Weston Holdings, Inc.	0.5%
	Leading supplier of potato and vegetable products
8	Progressive Corp.	0.5%
	Provider of property and casualty insurance
9	Avery Dennison Corp.	0.5%
	Developer, manufacturer and marketer of self-adhesive solutions
10	Cigna Corp.	0.5%
	Provider of health care services

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 53 for contact information.

8	Deutsche U.S. Multi-Factor Fund

Investment Portfolio	as of February 28, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks 98.4%
Consumer Discretionary 17.1%
Auto Components 2.2%
Adient PLC	3,051	189,345
Aptiv PLC	21,175	1,933,913
BorgWarner, Inc.	12,524	614,678
Delphi Technologies PLC	7,552	360,608
Gentex Corp.	15,450	350,870
Goodyear Tire & Rubber Co.	4,764	137,870
Lear Corp.	11,470	2,139,958
Visteon Corp.*	2,598	321,736

		6,048,978
Automobiles 0.6%
Ford Motor Co.	21,356	226,587
General Motors Co.	12,961	510,016
Harley-Davidson, Inc.	3,185	144,535
Thor Industries, Inc.	6,917	892,293

		1,773,431
Distributors 0.5%
Genuine Parts Co.	6,806	625,063
LKQ Corp.*	3,935	155,354
Pool Corp.	3,739	516,094

		1,296,511
Diversified Consumer Services 0.5%
Bright Horizons Family Solutions, Inc.*	2,346	224,207
Graham Holdings Co. “B”	465	269,746
H&R Block, Inc.	10,193	258,189
Service Corp. International	10,595	396,571
ServiceMaster Global Holdings, Inc.*	3,036	155,929

		1,304,642
Hotels, Restaurants & Leisure 3.2%
Aramark	15,973	666,234
Carnival Corp.	16,667	1,115,189
Chipotle Mexican Grill, Inc.*	106	33,751
Choice Hotels International, Inc.	1,707	135,109
Darden Restaurants, Inc.	12,270	1,131,171
Domino’s Pizza, Inc.	2,078	462,168
Dunkin’ Brands Group, Inc.	2,082	124,691
Extended Stay America, Inc. (Units)	4,864	97,426
Hilton Grand Vacations, Inc.*	1,023	44,153

The accompanying notes are an integral part of the financial statements.

Deutsche U.S. Multi-Factor Fund	9

	Shares	Value ($)
Hilton Worldwide Holdings, Inc.	2,456	198,420
Hyatt Hotels Corp. “A”*	2,173	167,908
International Game Technology PLC	3,479	92,194
Las Vegas Sands Corp.	1,567	114,093
McDonald’s Corp.	2,223	350,656
MGM Resorts International	2,605	89,169
Norwegian Cruise Line Holdings Ltd.*	4,665	265,438
Royal Caribbean Cruises Ltd.	3,524	446,138
Six Flags Entertainment Corp.	4,329	277,446
Starbucks Corp.	5,261	300,403
The Wendy’s Co.	3,661	58,393
Vail Resorts, Inc.	415	85,436
Wyndham Worldwide Corp.	9,892	1,145,296
Yum China Holdings, Inc.	14,691	636,414
Yum! Brands, Inc.	10,155	826,414

		8,863,710
Household Durables 1.9%
D.R. Horton, Inc.	10,724	449,336
Garmin Ltd.	10,855	643,050
Leggett & Platt, Inc.	9,354	406,525
Lennar Corp. “A”	12,747	721,225
Lennar Corp. “B”	625	28,350
Mohawk Industries, Inc.*	3,555	852,774
NVR, Inc.*	355	1,009,325
PulteGroup, Inc.	13,174	369,794
Toll Brothers, Inc.	4,295	188,250
Tupperware Brands Corp.	7,371	361,548
Whirlpool Corp.	2,045	332,169

		5,362,346
Internet & Direct Marketing Retail 0.8%
Amazon.com, Inc.*	29	43,861
Booking Holdings, Inc.*	101	205,438
Expedia, Inc.	961	101,069
Liberty Interactive Corp. QVC Group “A”*	32,090	926,438
Liberty Ventures “A”*	17,400	931,248

		2,208,054
Leisure Products 0.5%
Brunswick Corp.	4,123	235,836
Hasbro, Inc.	9,830	939,453
Mattel, Inc.	1,275	20,272
Polaris Industries, Inc.	1,948	222,053

		1,417,614

The accompanying notes are an integral part of the financial statements.

10	Deutsche U.S. Multi-Factor Fund

	Shares	Value ($)
Media 2.2%
AMC Networks, Inc. “A”*	2,751	144,620
Cable One, Inc.	288	196,116
CBS Corp. “B”	4,391	232,591
Charter Communications, Inc. “A”*	50	17,096
Cinemark Holdings, Inc.	3,355	142,789
Comcast Corp. “A”	4,089	148,063
Discovery Communications, Inc. “A”* (a)	779	18,945
Discovery Communications, Inc. “C”*	873	20,062
DISH Network Corp. “A”*	2,503	104,350
Interpublic Group of Companies, Inc.	8,685	203,229
John Wiley & Sons, Inc. “A”	5,424	348,492
Liberty Broadband Corp. “A”*	947	82,749
Liberty Broadband Corp. “C”*	3,306	290,531
Liberty Media Corp.-Liberty Formula One “A”*	2,169	68,475
Liberty Media Corp.-Liberty Formula One “C”*	3,945	129,909
Liberty Media Corp.-Liberty SiriusXM “A”*	5,560	233,242
Liberty Media Corp.-Liberty SiriusXM “C”*	11,512	480,741
Live Nation Entertainment, Inc.*	9,000	403,200
Madison Square Garden Co. “A”*	1,177	287,423
News Corp. “A”	15,085	243,321
News Corp. “B”	4,845	79,458
Omnicom Group, Inc.	5,121	390,374
Regal Entertainment Group “A”	3,094	71,131
Scripps Networks Interactive, Inc. “A”	6,831	613,834
Sirius XM Holdings, Inc. (a)	51,195	321,505
TEGNA, Inc.	5,838	75,077
Time Warner, Inc.	1,734	161,193
Tribune Media Co. “A”	1,997	83,215
Twenty-First Century Fox, Inc. “A”	6,436	236,973
Twenty-First Century Fox, Inc. “B”	2,698	98,261
Viacom, Inc. “B”	1,473	49,110
Walt Disney Co.	1,543	159,176

		6,135,251
Multiline Retail 1.0%
Dollar General Corp.	12,669	1,198,361
Dollar Tree, Inc.*	8,263	848,114
Kohl’s Corp.	3,081	203,623
Nordstrom, Inc.	2,995	153,673
Target Corp.	5,436	409,929

		2,813,700
Specialty Retail 2.1%
AutoNation, Inc.*	3,024	151,835
AutoZone, Inc.*	323	214,705

The accompanying notes are an integral part of the financial statements.

Deutsche U.S. Multi-Factor Fund	11

	Shares	Value ($)
Best Buy Co., Inc.	3,681	266,652
Burlington Stores, Inc.*	3,548	435,127
CarMax, Inc.*	1,561	96,657
Floor & Decor Holdings, Inc. “A”*	331	14,918
Foot Locker, Inc.	464	21,302
Home Depot, Inc.	1,301	237,133
L Brands, Inc.	1,878	92,642
Lowe’s Companies, Inc.	8,689	778,447
Murphy USA, Inc.*	3,552	266,791
O’Reilly Automotive, Inc.*	928	226,608
Penske Automotive Group, Inc.	373	17,083
Ross Stores, Inc.	8,730	681,726
Signet Jewelers Ltd.	392	19,710
The Gap, Inc.	13,046	411,993
The Michaels Companies, Inc.*	2,349	54,050
Tiffany & Co.	6,471	653,830
TJX Companies, Inc.	8,569	708,485
Tractor Supply Co.	4,071	264,330
Ulta Salon, Cosmetics & Fragrance, Inc.*	261	53,074
Urban Outfitters, Inc.*	1,242	43,830
Williams-Sonoma, Inc.	4,168	215,736

		5,926,664
Textiles, Apparel & Luxury Goods 1.6%
Carter’s, Inc.	7,009	817,810
Hanesbrands, Inc. (a)	4,618	89,589
Lululemon Athletica, Inc.*	621	50,363
Michael Kors Holdings Ltd.*	4,193	263,866
NIKE, Inc. “B”	9,200	616,676
PVH Corp.	4,887	705,096
Ralph Lauren Corp.	1,980	209,563
Skechers U.S.A., Inc. “A”*	727	29,749
Tapestry, Inc.	15,598	794,094
VF Corp.	13,594	1,013,705

		4,590,511

Consumer Staples 5.5%
Beverages 0.6%
Brown-Forman Corp. “A”	1,034	70,312
Brown-Forman Corp. “B”	4,327	301,981
Coca-Cola Co.	1,678	72,523
Constellation Brands, Inc. “A”	1,631	351,448
Dr. Pepper Snapple Group, Inc.	4,826	561,023
Molson Coors Brewing Co. “B”	355	27,069
Monster Beverage Corp.*	3,163	200,439

The accompanying notes are an integral part of the financial statements.

12	Deutsche U.S. Multi-Factor Fund

	Shares	Value ($)
PepsiCo, Inc.	1,203	132,005

		1,716,800
Food & Staples Retailing 1.3%
Casey’s General Stores, Inc.	2,511	282,010
Costco Wholesale Corp.	6,537	1,247,913
CVS Health Corp.	7,021	475,532
Kroger Co.	2,605	70,648
Sprouts Farmers Market, Inc.*	3,832	98,712
Sysco Corp.	11,811	704,526
U.S. Foods Holding Corp.*	10,337	345,153
Walgreens Boots Alliance, Inc.	2,975	204,948
Walmart, Inc.	1,846	166,159

		3,595,601
Food Products 2.2%
Archer-Daniels-Midland Co.	4,788	198,798
Bunge Ltd.	3,263	246,128
Campbell Soup Co.	4,419	190,238
Conagra Brands, Inc.	7,000	252,910
Flowers Foods, Inc.	14,003	290,422
General Mills, Inc.	4,766	240,921
Hain Celestial Group, Inc.*	1,624	56,483
Hormel Foods Corp.	7,848	254,746
Ingredion, Inc.	3,320	433,725
Kellogg Co.	2,826	187,081
Kraft Heinz Co.	280	18,774
Lamb Weston Holdings, Inc.	27,939	1,511,221
McCormick & Co., Inc.	6,285	671,112
Mondelez International, Inc. “A”	2,618	114,930
Pilgrim’s Pride Corp.*	3,695	93,114
Pinnacle Foods, Inc.	4,153	224,096
Post Holdings, Inc.*	701	53,122
Seaboard Corp.	15	60,780
The Hershey Co.	4,658	457,695
The JM Smucker Co.	2,114	266,998
Tyson Foods, Inc. “A”	3,769	280,338

		6,103,632
Household Products 1.0%
Church & Dwight Co., Inc.	11,295	555,601
Clorox Co.	6,277	810,235
Colgate-Palmolive Co.	7,276	501,826
Energizer Holdings, Inc.	3,375	183,870
Kimberly-Clark Corp.	5,454	604,958
Procter & Gamble Co.	1,526	119,821

The accompanying notes are an integral part of the financial statements.

Deutsche U.S. Multi-Factor Fund	13

	Shares	Value ($)
Spectrum Brands Holdings, Inc.	587	57,943

		2,834,254
Personal Products 0.3%
Edgewell Personal Care Co.*	499	25,025
Estee Lauder Companies, Inc. “A”	5,268	729,302
Nu Skin Enterprises, Inc. “A”	238	16,755

		771,082
Tobacco 0.1%
Altria Group, Inc.	2,381	149,884
Philip Morris International, Inc.	1,900	196,745

		346,629

Energy 0.5%
Energy Equipment & Services 0.0%
Baker Hughes a GE Co.	2,085	55,044
Oil, Gas & Consumable Fuels 0.5%
Andeavor	1,006	90,158
Chevron Corp.	208	23,279
ConocoPhillips	729	39,592
CONSOL Energy, Inc.*	1,913	60,623
EOG Resources, Inc.	404	40,974
Exxon Mobil Corp.	217	16,436
HollyFrontier Corp.	1,264	54,137
Kinder Morgan, Inc.	2,042	33,080
Marathon Petroleum Corp.	3,468	222,160
Occidental Petroleum Corp.	1,002	65,731
ONEOK, Inc.	489	27,545
PBF Energy, Inc. “A”	757	22,188
Phillips 66	793	71,663
Valero Energy Corp.	6,102	551,743

		1,319,309

Financials 13.9%
Banks 1.1%
Associated Banc-Corp.	3,286	81,164
Bank of Hawaii Corp.	492	40,349
Bank of the Ozarks, Inc.	406	20,255
BankUnited, Inc.	1,279	51,441
BB&T Corp.	3,088	167,833
CIT Group, Inc.	693	36,764
Citigroup, Inc.	908	68,545
Citizens Financial Group, Inc.	2,616	113,770
Comerica, Inc.	983	95,567

The accompanying notes are an integral part of the financial statements.

14	Deutsche U.S. Multi-Factor Fund

	Shares	Value ($)
Commerce Bancshares, Inc.	1,302	75,217
Cullen/Frost Bankers, Inc.	960	99,830
East West Bancorp., Inc.	2,373	155,550
Fifth Third Bancorp.	7,099	234,622
First Horizon National Corp.	1,462	27,851
First Republic Bank	993	92,150
FNB Corp.	1,761	24,689
Huntington Bancshares, Inc.	7,885	123,795
JPMorgan Chase & Co.	166	19,173
KeyCorp	4,780	101,001
M&T Bank Corp.	785	149,025
PacWest Bancorp.	949	49,481
People’s United Financial, Inc.	3,363	64,368
Pinnacle Financial Partners, Inc.	307	19,817
PNC Financial Services Group, Inc.	1,008	158,921
Popular, Inc.	462	19,409
Prosperity Bancshares, Inc.	575	43,125
Regions Financial Corp.	10,910	211,763
Signature Bank*	305	44,588
SunTrust Banks, Inc.	1,111	77,592
SVB Financial Group*	194	48,302
Synovus Financial Corp.	2,046	100,868
TCF Financial Corp.	2,127	47,432
U.S. Bancorp.	1,507	81,921
Webster Financial Corp.	921	50,268
Western Alliance Bancorp.*	1,056	61,734
Zions Bancorp.	1,629	89,546

		2,947,726
Capital Markets 4.2%
Affiliated Managers Group, Inc.	3,578	677,530
Ameriprise Financial, Inc.	2,089	326,803
Bank of New York Mellon Corp.	3,391	193,389
BGC Partners, Inc. “A”	6,230	82,361
BlackRock, Inc.	134	73,624
Cboe Global Markets, Inc.	5,187	580,996
Charles Schwab Corp.	721	38,227
CME Group, Inc.	933	155,027
E*TRADE Financial Corp.*	3,596	187,819
Eaton Vance Corp.	14,950	791,303
FactSet Research Systems, Inc.	1,913	388,683
Federated Investors, Inc. “B”	15,112	492,349
Franklin Resources, Inc.	9,546	369,144
Interactive Brokers Group, Inc. “A”	2,104	146,018
Intercontinental Exchange, Inc.	2,151	157,195

The accompanying notes are an integral part of the financial statements.

Deutsche U.S. Multi-Factor Fund	15

	Shares	Value ($)
Invesco Ltd.	6,519	212,128
Lazard Ltd. “A”	12,696	685,203
Legg Mason, Inc.	7,679	306,469
LPL Financial Holdings, Inc.	5,386	346,158
MarketAxess Holdings, Inc.	765	154,836
Moody’s Corp.	2,913	486,121
Morgan Stanley	772	43,247
Morningstar, Inc.	2,379	222,318
MSCI, Inc.	6,450	912,804
Nasdaq, Inc.	758	61,209
Northern Trust Corp.	1,247	132,020
Raymond James Financial, Inc.	3,576	331,531
S&P Global, Inc.	6,060	1,162,308
SEI Investments Co.	10,086	734,563
State Street Corp.	1,804	191,495
T. Rowe Price Group, Inc.	8,135	910,306
TD Ameritrade Holding Corp.	1,021	58,708
The Goldman Sachs Group, Inc.	247	64,944

		11,676,836
Consumer Finance 0.6%
Ally Financial, Inc.	14,856	414,482
American Express Co.	4,027	392,673
Capital One Financial Corp.	2,070	202,715
Credit Acceptance Corp.*	414	130,282
Discover Financial Services	4,357	343,462
Santander Consumer U.S.A. Holdings, Inc.	1,280	20,928
Synchrony Financial	6,415	233,442

		1,737,984
Diversified Financial Services 0.1%
Berkshire Hathaway, Inc. “B”*	590	122,248
Leucadia National Corp.	7,178	172,200
Voya Financial, Inc.	1,824	93,061

		387,509
Insurance 7.0%
Aflac, Inc.	9,463	841,071
Alleghany Corp.*	339	205,485
Allstate Corp.	8,180	754,687
American Financial Group, Inc.	3,965	447,252
American International Group, Inc.	379	21,732
American National Insurance Co.	188	21,977
Aon PLC	6,900	968,208
Arch Capital Group Ltd.*	5,355	472,525
Arthur J. Gallagher & Co.	11,938	825,035
Aspen Insurance Holdings Ltd.	1,090	39,676

The accompanying notes are an integral part of the financial statements.

16	Deutsche U.S. Multi-Factor Fund

	Shares	Value ($)
Assurant, Inc.	3,049	260,598
Assured Guaranty Ltd.	4,665	161,316
Athene Holding Ltd. “A”*	1,406	66,377
Axis Capital Holdings Ltd.	2,216	109,337
Brighthouse Financial, Inc.*	229	12,428
Brown & Brown, Inc.	6,851	360,637
Chubb Ltd.	2,708	384,319
Cincinnati Financial Corp.	4,315	321,856
CNA Financial Corp.	1,312	66,991
Erie Indemnity Co. “A”	2,674	309,302
Everest Re Group Ltd.	4,419	1,061,621
First American Financial Corp.	19,780	1,147,833
FNF Group	46,263	1,847,282
Hanover Insurance Group, Inc.	2,729	294,486
Hartford Financial Services Group, Inc.	5,339	282,166
Lincoln National Corp.	1,927	146,780
Loews Corp.	4,505	222,232
Markel Corp.*	225	250,200
Marsh & McLennan Companies, Inc.	13,756	1,142,023
Mercury General Corp.	757	34,550
MetLife, Inc.	2,123	98,061
Old Republic International Corp.	22,375	448,171
Principal Financial Group, Inc.	4,718	294,073
ProAssurance Corp.	2,484	118,735
Progressive Corp.	24,658	1,419,808
Prudential Financial, Inc.	1,622	172,451
Reinsurance Group of America, Inc.	3,466	533,036
RenaissanceRe Holdings Ltd.	3,759	482,205
The Travelers Companies, Inc.	4,983	692,637
Torchmark Corp.	7,403	631,994
Unum Group	8,770	446,919
Validus Holdings Ltd.	5,114	345,911
W.R. Berkley Corp.	5,237	358,106
Willis Towers Watson PLC	1,698	268,114
XL Group Ltd.	6,216	262,999

		19,653,202
Mortgage Real Estate Investment Trusts (REITs) 0.9%
AGNC Investment Corp.	19,432	348,610
Annaly Capital Management, Inc.	70,061	702,712
Chimera Investment Corp.	32,987	552,862
MFA Financial, Inc.	20,426	145,433
New Residential Investment Corp.	23,213	374,426
Starwood Property Trust, Inc.	4,508	91,287
Two Harbors Investment Corp.	16,425	241,283

		2,456,613

The accompanying notes are an integral part of the financial statements.

Deutsche U.S. Multi-Factor Fund	17

	Shares	Value ($)
Thrifts & Mortgage Finance 0.0%
New York Community Bancorp., Inc.	3,215	43,788

Health Care 10.1%
Biotechnology 0.8%
AbbVie, Inc.	1,073	124,286
Alexion Pharmaceuticals, Inc.*	154	18,087
Amgen, Inc.	1,177	216,297
Biogen, Inc.*	565	163,279
Bioverativ, Inc.*	11,156	1,167,810
Celgene Corp.*	353	30,754
Gilead Sciences, Inc.	4,598	362,001
Regeneron Pharmaceuticals, Inc.*	75	24,033
United Therapeutics Corp.*	858	99,399

		2,205,946
Health Care Equipment & Supplies 3.9%
Abbott Laboratories	5,269	317,879
ABIOMED, Inc.*	106	28,427
Align Technology, Inc.*	814	213,691
Baxter International, Inc.	45,425	3,079,361
Becton, Dickinson & Co.	3,107	689,816
Boston Scientific Corp.*	8,046	219,334
Danaher Corp.	3,021	295,393
DENTSPLY SIRONA, Inc.	382	21,415
Edwards Lifesciences Corp.*	1,923	257,047
Hill-Rom Holdings, Inc.	3,873	324,015
Hologic, Inc.*	2,126	82,553
IDEXX Laboratories, Inc.*	2,259	422,953
Intuitive Surgical, Inc.*	721	307,470
Medtronic PLC	2,423	193,573
ResMed, Inc.	5,532	527,034
STERIS PLC	6,145	561,039
Stryker Corp.	1,862	301,942
Teleflex, Inc.	2,676	668,545
The Cooper Companies, Inc.	2,410	555,553
Varian Medical Systems, Inc.*	8,591	1,025,250
West Pharmaceutical Services, Inc.	4,132	360,393
Zimmer Biomet Holdings, Inc.	2,375	276,094

		10,728,777
Health Care Providers & Services 3.3%
Aetna, Inc.	1,035	183,257
AmerisourceBergen Corp.	6,351	604,361
Anthem, Inc.	4,864	1,144,888
Cardinal Health, Inc.	1,368	94,679
Centene Corp.*	1,148	116,430

The accompanying notes are an integral part of the financial statements.

18	Deutsche U.S. Multi-Factor Fund

	Shares	Value ($)
Cigna Corp.	6,962	1,363,786
DaVita, Inc.*	4,000	288,080
Express Scripts Holding Co.*	8,066	608,580
HCA Healthcare, Inc.	6,065	601,951
Henry Schein, Inc.*	7,813	517,143
Humana, Inc.	1,888	513,196
Laboratory Corp. of America Holdings*	4,886	843,812
LifePoint Health, Inc.*	685	31,579
McKesson Corp.	4,402	656,910
MEDNAX, Inc.*	1,395	76,697
Patterson Companies, Inc.	4,127	130,331
Quest Diagnostics, Inc.	6,087	627,265
UnitedHealth Group, Inc.	879	198,795
Universal Health Services, Inc. “B”	3,238	369,780
WellCare Health Plans, Inc.*	1,370	265,657

		9,237,177
Health Care Technology 0.3%
Cerner Corp.*	13,245	849,799
Veeva Systems, Inc. “A”*	426	29,692

		879,491
Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.	10,326	708,260
Bio-Rad Laboratories, Inc. “A”*	965	260,588
Bio-Techne Corp.	1,246	176,109
Bruker Corp.	5,443	166,828
Charles River Laboratories International, Inc.*	2,965	316,099
Illumina, Inc.*	242	55,181
Mettler-Toledo International, Inc.*	1,149	708,037
PerkinElmer, Inc.	5,427	414,297
QIAGEN NV*	4,971	167,523
Thermo Fisher Scientific, Inc.	1,396	291,178
Waters Corp.*	3,589	734,453

		3,998,553
Pharmaceuticals 0.4%
Allergan PLC	896	138,181
Bristol-Myers Squibb Co.	2,458	162,720
Eli Lilly & Co.	3,174	244,462
Johnson & Johnson	700	90,916
Merck & Co., Inc.	1,149	62,299
Mylan NV*	1,188	47,900
Pfizer, Inc.	2,958	107,405
Zoetis, Inc.	3,654	295,462

		1,149,345

The accompanying notes are an integral part of the financial statements.

Deutsche U.S. Multi-Factor Fund	19

	Shares	Value ($)

Industrials 16.2%
Aerospace & Defense 3.6%
Arconic, Inc.	2,040	49,756
Boeing Co.	1,566	567,221
BWX Technologies, Inc.	9,637	606,746
General Dynamics Corp.	2,155	479,380
HEICO Corp.	1,352	115,731
HEICO Corp. “A”	3,270	237,075
Hexcel Corp.	8,193	551,225
Huntington Ingalls Industries, Inc.	4,269	1,118,521
L3 Technologies, Inc.	3,907	810,898
Lockheed Martin Corp.	2,043	720,035
Northrop Grumman Corp.	2,307	807,542
Orbital ATK, Inc.	4,140	546,728
Raytheon Co.	4,269	928,550
Rockwell Collins, Inc.	146	20,107
Spirit AeroSystems Holdings, Inc. “A”	13,398	1,223,103
Teledyne Technologies, Inc.*	2,428	451,487
Textron, Inc.	7,012	419,668
TransDigm Group, Inc.	1,130	325,790
United Technologies Corp.	1,428	192,409

		10,171,972
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	4,791	447,288
Expeditors International of Washington, Inc.	9,599	623,551
FedEx Corp.	2,458	605,676
United Parcel Service, Inc. “B”	2,483	259,250
XPO Logistics, Inc.*	361	35,533

		1,971,298
Airlines 0.6%
Alaska Air Group, Inc.	713	45,989
American Airlines Group, Inc.	2,252	122,171
Copa Holdings SA “A”	827	112,447
Delta Air Lines, Inc.	9,852	531,023
JetBlue Airways Corp.*	9,921	208,837
Southwest Airlines Co.	11,382	658,335
United Continental Holdings, Inc.*	670	45,419

		1,724,221
Building Products 1.3%
A.O. Smith Corp.	9,321	598,315
Allegion PLC	6,097	512,819
Armstrong World Industries, Inc.*	528	31,838
Fortune Brands Home & Security, Inc.	7,636	463,200

The accompanying notes are an integral part of the financial statements.

20	Deutsche U.S. Multi-Factor Fund

	Shares	Value ($)
Johnson Controls International PLC	2,111	77,832
Lennox International, Inc.	2,737	560,072
Masco Corp.	12,043	495,208
Owens Corning	10,740	873,162
USG Corp.*	1,861	62,195

		3,674,641
Commercial Services & Supplies 1.0%
Cintas Corp.	447	76,285
Clean Harbors, Inc.*	157	7,839
Copart, Inc.*	15,576	729,113
KAR Auction Services, Inc.	6,371	344,544
Republic Services, Inc.	5,824	391,256
Rollins, Inc.	6,638	333,692
Stericycle, Inc.*	1,273	79,779
Waste Management, Inc.	8,113	700,314

		2,662,822
Construction & Engineering 0.4%
AECOM*	2,221	78,868
Fluor Corp.	1,326	75,449
Jacobs Engineering Group, Inc.	6,807	415,635
Quanta Services, Inc.*	7,058	243,078
Valmont Industries, Inc.	1,168	171,813

		984,843
Electrical Equipment 1.2%
AMETEK, Inc.	9,326	706,351
Eaton Corp. PLC	6,489	523,662
Emerson Electric Co.	6,474	460,043
Hubbell, Inc.	2,771	363,140
Regal Beloit Corp.	2,674	193,330
Rockwell Automation, Inc.	4,055	733,144
Sensata Technologies Holding NV*	5,164	272,969

		3,252,639
Industrial Conglomerates 0.4%
3M Co.	1,139	268,246
Carlisle Companies, Inc.	3,721	382,928
Honeywell International, Inc.	1,901	287,260
Roper Technologies, Inc.	755	207,693

		1,146,127
Machinery 3.9%
AGCO Corp.	2,636	175,558
Allison Transmission Holdings, Inc.	6,938	274,953
Caterpillar, Inc.	985	152,311
Colfax Corp.*	642	20,409

The accompanying notes are an integral part of the financial statements.

Deutsche U.S. Multi-Factor Fund	21

	Shares	Value ($)
Crane Co.	3,129	288,838
Cummins, Inc.	6,430	1,081,333
Deere & Co.	2,871	461,858
Donaldson Co., Inc.	7,867	373,368
Dover Corp.	3,019	302,202
Flowserve Corp.	545	23,081
Fortive Corp.	11,198	860,006
Graco, Inc.	12,030	533,530
IDEX Corp.	3,503	479,210
Illinois Tool Works, Inc.	2,725	439,924
Ingersoll-Rand PLC	8,010	711,288
ITT, Inc.	7,627	382,723
Lincoln Electric Holdings, Inc.	2,855	249,927
Middleby Corp.*	554	66,618
Nordson Corp.	1,793	240,387
Oshkosh Corp.	2,233	176,251
PACCAR, Inc.	4,063	290,870
Parker-Hannifin Corp.	1,071	191,141
Pentair PLC	3,020	207,444
Snap-on, Inc.	2,421	385,472
Stanley Black & Decker, Inc.	6,915	1,100,799
Timken Co.	6,735	294,993
Toro Co.	9,086	577,597
Trinity Industries, Inc.	826	26,961
WABCO Holdings, Inc.*	3,583	494,346
Welbilt, Inc.*	5,609	111,114
Xylem, Inc.	1,065	79,428

		11,053,940
Marine 0.0%
Kirby Corp.*	1,134	85,050
Professional Services 1.3%
CoStar Group, Inc.*	737	252,150
Dun & Bradstreet Corp.	1,140	142,546
Equifax, Inc.	2,837	320,581
IHS Markit Ltd.*	2,850	134,092
ManpowerGroup, Inc.	11,150	1,320,829
Nielsen Holdings PLC	5,372	175,288
Robert Half International, Inc.	13,343	761,485
TransUnion*	3,151	179,828
Verisk Analytics, Inc.*	3,584	366,249

		3,653,048
Road & Rail 1.1%
AMERCO	146	50,224
CSX Corp.	4,573	245,662

The accompanying notes are an integral part of the financial statements.

22	Deutsche U.S. Multi-Factor Fund

	Shares	Value ($)
Genesee & Wyoming, Inc. “A”*	443	30,802
J.B. Hunt Transport Services, Inc.	4,993	592,020
Kansas City Southern	3,251	334,983
Landstar System, Inc.	3,744	407,347
Norfolk Southern Corp.	2,790	388,033
Old Dominion Freight Line, Inc.	4,114	571,517
Ryder System, Inc.	3,049	220,656
Union Pacific Corp.	2,145	279,386

		3,120,630
Trading Companies & Distributors 0.7%
Air Lease Corp.	4,981	217,520
Fastenal Co.	6,426	351,631
HD Supply Holdings, Inc.*	1,296	46,980
MSC Industrial Direct Co., Inc. “A”	1,231	107,688
United Rentals, Inc.*	847	148,301
Univar, Inc.*	958	27,600
W.W. Grainger, Inc.	1,233	322,491
Watsco, Inc.	3,450	570,526
WESCO International, Inc.*	615	38,284

		1,831,021
Transportation Infrastructure 0.0%
Macquarie Infrastructure Corp.	896	36,288

Information Technology 15.6%
Communications Equipment 0.7%
Arista Networks, Inc.*	78	21,040
Cisco Systems, Inc.	4,159	186,240
CommScope Holding Co., Inc.*	1,052	40,723
EchoStar Corp. “A”*	4,369	253,489
F5 Networks, Inc.*	1,433	212,829
Harris Corp.	2,221	346,809
Juniper Networks, Inc.	8,655	222,087
Motorola Solutions, Inc.	5,391	572,255
Palo Alto Networks, Inc.*	201	34,847

		1,890,319
Electronic Equipment, Instruments & Components 2.4%
Amphenol Corp. “A”	4,938	451,284
Arrow Electronics, Inc.*	2,916	237,887
CDW Corp.	14,250	1,039,252
Cognex Corp.	3,127	167,951
Coherent, Inc.*	582	121,731
Corning, Inc.	69,039	2,007,654
Dolby Laboratories, Inc. “A”	7,271	469,343
FLIR Systems, Inc.	7,603	373,307

The accompanying notes are an integral part of the financial statements.

Deutsche U.S. Multi-Factor Fund	23

	Shares	Value ($)
IPG Photonics Corp.*	880	216,163
Jabil, Inc.	18,750	507,938
Keysight Technologies, Inc.*	8,258	388,209
National Instruments Corp.	8,353	422,328
Trimble, Inc.*	4,984	189,043
Zebra Technologies Corp. “A”*	575	79,431

		6,671,521
Internet Software & Services 1.0%
Akamai Technologies, Inc.*	1,194	80,547
Alphabet, Inc. “A”*	48	52,988
Alphabet, Inc. “C”*	57	62,970
eBay, Inc.*	31,110	1,333,375
Facebook, Inc. “A”*	121	21,577
GoDaddy, Inc. “A”*	1,306	78,112
IAC/InterActiveCorp.*	840	125,084
LogMeIn, Inc.	202	23,341
VeriSign, Inc.*	9,159	1,062,627

		2,840,621
IT Services 3.9%
Accenture PLC “A”	3,344	538,417
Alliance Data Systems Corp.	726	174,937
Amdocs Ltd.	17,223	1,133,101
Automatic Data Processing, Inc.	4,370	503,948
Black Knight, Inc.*	1,590	75,764
Booz Allen Hamilton Holding Corp.	3,876	147,017
Broadridge Financial Solutions, Inc.	12,248	1,229,454
Cognizant Technology Solutions Corp. “A”	10,156	832,995
Conduent, Inc.*	6,573	124,230
CoreLogic, Inc.*	6,378	290,199
CSRA, Inc.	2,633	106,716
DST Systems, Inc.	2,655	220,816
DXC Technology Co.	547	56,089
Euronet Worldwide, Inc.*	3,234	274,470
Fidelity National Information Services, Inc.	4,472	434,589
Fiserv, Inc.*	4,446	637,512
FleetCor Technologies, Inc.*	704	140,751
Gartner, Inc.*	2,778	315,053
Genpact Ltd.	19,012	596,406
Global Payments, Inc.	293	33,223
International Business Machines Corp.	867	135,105
Jack Henry & Associates, Inc.	6,038	708,257
Mastercard, Inc. “A”	1,345	236,397
Paychex, Inc.	7,303	475,644
PayPal Holdings, Inc.*	2,283	181,293

The accompanying notes are an integral part of the financial statements.

24	Deutsche U.S. Multi-Factor Fund

	Shares	Value ($)
Sabre Corp.	2,583	59,332
Switch, Inc. “A”	3,477	48,017
Teradata Corp.*	9,675	356,234
Total System Services, Inc.	4,771	419,609
Visa, Inc. “A”	1,403	172,485
Western Union Co.	10,835	214,750
Worldpay, Inc. “A”*	2,238	181,905

		11,054,715
Semiconductors & Semiconductor Equipment 3.1%
Applied Materials, Inc.	19,844	1,142,816
Intel Corp.	4,974	245,169
KLA-Tencor Corp.	7,888	893,789
Lam Research Corp.	5,998	1,150,776
Maxim Integrated Products, Inc.	16,787	1,023,000
Microchip Technology, Inc.	910	80,926
Micron Technology, Inc.*	1,813	88,493
Microsemi Corp.*	1,267	82,228
NVIDIA Corp.	300	72,600
NXP Semiconductors NV*	1,107	137,999
ON Semiconductor Corp.*	1,346	32,196
Qorvo, Inc.*	1,203	97,094
QUALCOMM, Inc.	1,622	105,430
Skyworks Solutions, Inc.	7,378	806,047
Teradyne, Inc.	12,999	590,155
Texas Instruments, Inc.	6,478	701,891
Versum Materials, Inc.	14,022	519,094
Xilinx, Inc.	12,096	861,840

		8,631,543
Software 3.5%
Activision Blizzard, Inc.	6,204	453,698
Adobe Systems, Inc.*	1,857	388,354
ANSYS, Inc.*	5,951	951,803
Autodesk, Inc.*	116	13,626
CA, Inc.	8,616	302,422
Cadence Design Systems, Inc.*	21,417	830,337
CDK Global, Inc.	4,192	287,907
Citrix Systems, Inc.*	8,163	750,996
Dell Technologies, Inc. “V”*	8,077	600,040
Electronic Arts, Inc.*	2,751	340,299
Fortinet, Inc.*	4,156	209,753
Guidewire Software, Inc.*	2,418	194,214
Intuit, Inc.	5,349	892,534
Manhattan Associates, Inc.*	830	34,943
Microsoft Corp.	975	91,426

The accompanying notes are an integral part of the financial statements.

Deutsche U.S. Multi-Factor Fund	25

	Shares	Value ($)
Oracle Corp.	825	41,803
PTC, Inc.*	1,188	87,627
Red Hat, Inc.*	5,004	737,590
salesforce.com, Inc.*	1,197	139,151
SS&C Technologies Holdings, Inc.	3,830	189,662
Synopsys, Inc.*	11,862	1,004,355
Take-Two Interactive Software, Inc.*	2,364	264,461
Tyler Technologies, Inc.*	1,695	344,271
Ultimate Software Group, Inc.*	521	124,238
VMware, Inc. “A”*	2,518	331,746
Workday, Inc. “A”*	389	49,275

		9,656,531
Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc.	1,447	257,740
Hewlett Packard Enterprise Co.	12,786	237,692
HP, Inc.	41,381	967,901
NCR Corp.*	871	28,743
NetApp, Inc.	11,806	714,853
Western Digital Corp.	4,442	386,632
Xerox Corp.	10,065	305,171

		2,898,732

Materials 5.9%
Chemicals 3.4%
Air Products & Chemicals, Inc.	1,985	319,168
Albemarle Corp.	5,504	552,767
Ashland Global Holdings, Inc.	1,471	104,176
Axalta Coating Systems Ltd.*	8,104	249,603
Cabot Corp.	6,948	418,131
Celanese Corp. “A”	7,160	722,158
DowDuPont, Inc.	1,104	77,611
Eastman Chemical Co.	7,076	715,242
Ecolab, Inc.	3,129	408,178
FMC Corp.	3,732	292,887
Huntsman Corp.	4,052	130,758
International Flavors & Fragrances, Inc.	5,211	736,054
LyondellBasell Industries NV “A”	7,711	834,484
Monsanto Co.	4,198	517,907
NewMarket Corp.	486	203,104
Olin Corp.	15,077	490,003
PPG Industries, Inc.	6,117	687,795
Praxair, Inc.	4,134	619,067
RPM International, Inc.	4,031	200,623
Scotts Miracle-Gro Co.	2,719	244,275
The Mosaic Co.	2,155	56,720

The accompanying notes are an integral part of the financial statements.

26	Deutsche U.S. Multi-Factor Fund

	Shares	Value ($)
The Sherwin-Williams Co.	1,623	651,764
Valvoline, Inc.	4,782	109,556
Westlake Chemical Corp.	234	25,333

		9,367,364
Construction Materials 0.1%
Eagle Materials, Inc.	803	80,485
Martin Marietta Materials, Inc.	506	103,188
Vulcan Materials Co.	952	112,079

		295,752
Containers & Packaging 2.0%
AptarGroup, Inc.	4,682	418,664
Avery Dennison Corp.	11,613	1,372,076
Bemis Co., Inc.	4,784	210,927
Berry Global Group, Inc.*	4,600	250,240
Crown Holdings, Inc.*	8,157	406,545
Graphic Packaging Holding Co.	37,297	571,017
International Paper Co.	6,897	410,992
Owens-Illinois, Inc.*	14,723	317,428
Packaging Corp. of America	4,200	500,640
Sealed Air Corp.	5,015	212,485
Silgan Holdings, Inc.	9,900	281,655
Sonoco Products Co.	7,264	348,454
WestRock Co.	5,872	386,143

		5,687,266
Metals & Mining 0.3%
Newmont Mining Corp.	830	31,706
Nucor Corp.	4,321	282,593
Reliance Steel & Aluminum Co.	1,721	155,183
Southern Copper Corp.	500	26,365
Steel Dynamics, Inc.	4,246	196,377

		692,224
Paper & Forest Products 0.1%
Domtar Corp.	8,427	377,193

Real Estate 5.7%
Equity Real Estate Investment Trusts (REITs) 5.1%
Alexandria Real Estate Equities, Inc.	135	16,377
American Campus Communities, Inc.	873	31,847
American Homes 4 Rent “A”	1,398	26,828
American Tower Corp.	1,744	242,992
Apartment Investment & Management Co. “A”	828	32,010
Apple Hospitality REIT, Inc.	8,576	145,706
AvalonBay Communities, Inc.	2,818	439,664
Boston Properties, Inc.	1,436	170,697

The accompanying notes are an integral part of the financial statements.

Deutsche U.S. Multi-Factor Fund	27

	Shares	Value ($)
Brandywine Realty Trust	1,950	30,537
Brixmor Property Group, Inc.	3,737	58,073
Camden Property Trust	7,748	617,593
Colony NorthStar, Inc. “A”	2,485	19,333
Columbia Property Trust, Inc.	1,231	25,642
CoreCivic, Inc.	3,284	68,274
CoreSite Realty Corp.	1,657	155,509
Corporate Office Properties Trust	549	13,703
Crown Castle International Corp.	1,098	120,846
CubeSmart	3,776	101,235
CyrusOne, Inc.	685	34,182
DCT Industrial Trust, Inc.	2,565	141,973
Digital Realty Trust, Inc.	1,973	198,563
Douglas Emmett, Inc.	1,772	63,349
Duke Realty Corp.	11,180	276,929
Empire State Realty Trust, Inc. “A”	2,426	40,902
EPR Properties	2,764	159,289
Equinix, Inc.	198	77,636
Equity Commonwealth*	4,477	131,713
Equity LifeStyle Properties, Inc.	4,679	395,890
Equity Residential	29,546	1,661,372
Essex Property Trust, Inc.	1,074	240,393
Extra Space Storage, Inc.	4,920	418,446
Federal Realty Investment Trust	1,163	132,512
Gaming and Leisure Properties, Inc.	16,401	545,497
GGP, Inc.	7,264	153,779
HCP, Inc.	7,866	170,220
Healthcare Trust of America, Inc. “A”	1,632	40,555
Highwoods Properties, Inc.	2,000	86,020
Hospitality Properties Trust	8,467	215,401
Host Hotels & Resorts, Inc.	39,807	738,818
Hudson Pacific Properties, Inc.	1,051	33,180
Iron Mountain, Inc.	2,838	89,284
JBG SMITH Properties	1,011	33,009
Kilroy Realty Corp.	2,833	192,927
Kimco Realty Corp.	2,514	37,609
Lamar Advertising Co. “A”	9,936	660,446
Liberty Property Trust	11,410	447,957
Life Storage, Inc.	1,100	86,416
Medical Properties Trust, Inc.	13,798	169,164
Mid-America Apartment Communities, Inc.	1,259	108,047
National Retail Properties, Inc.	3,979	148,178
Omega Healthcare Investors, Inc. (a)	8,332	212,299
Outfront Media, Inc.	3,240	66,452
Park Hotels & Resorts, Inc.	2,189	56,892

The accompanying notes are an integral part of the financial statements.

28	Deutsche U.S. Multi-Factor Fund

	Shares	Value ($)
Piedmont Office Realty Trust, Inc. “A”	4,377	78,611
Prologis, Inc.	6,972	423,061
Public Storage	1,520	295,549
Rayonier, Inc.	13,524	459,681
Realty Income Corp.	2,411	118,573
Regency Centers Corp.	1,476	85,770
Retail Properties of America, Inc. “A”	7,478	89,437
SBA Communications Corp.*	679	106,786
Senior Housing Properties Trust	9,249	140,030
Simon Property Group, Inc.	1,456	223,511
SL Green Realty Corp.	606	58,734
STORE Capital Corp.	3,106	74,047
Sun Communities, Inc.	471	41,241
Tanger Factory Outlet Centers, Inc.	2,849	63,590
Taubman Centers, Inc.	563	32,913
The Macerich Co.	3,085	181,830
UDR, Inc.	2,195	73,796
Ventas, Inc.	2,716	131,237
Vornado Realty Trust	3,474	230,917
Weingarten Realty Investors	5,602	151,982
Welltower, Inc.	3,184	167,160
Weyerhaeuser Co.	5,514	193,155
WP Carey, Inc.	5,366	321,531

		14,325,307
Real Estate Management & Development 0.6%
CBRE Group, Inc. “A”*	15,855	741,221
Howard Hughes Corp.*	605	77,555
Jones Lang LaSalle, Inc.	4,559	732,221
Realogy Holdings Corp.	5,509	140,755

		1,691,752

Telecommunication Services 0.2%
Diversified Telecommunication Services 0.1%
AT&T, Inc.	1,964	71,293
CenturyLink, Inc.	3,432	60,644
Verizon Communications, Inc.	1,345	64,210
Zayo Group Holdings, Inc.*	3,764	134,939

		331,086
Wireless Telecommunication Services 0.1%
T-Mobile U.S., Inc.*	1,866	113,098
Telephone & Data Systems, Inc.	3,312	92,869

		205,967

The accompanying notes are an integral part of the financial statements.

Deutsche U.S. Multi-Factor Fund	29

	Shares	Value ($)

Utilities 7.7%
Electric Utilities 3.7%
Alliant Energy Corp.	13,822	534,220
American Electric Power Co., Inc.	10,429	683,934
Avangrid, Inc.	4,835	234,594
Duke Energy Corp.	5,714	430,493
Edison International	12,313	746,045
Entergy Corp.	10,834	821,434
Eversource Energy	13,775	785,175
Exelon Corp.	22,784	843,919
FirstEnergy Corp.	15,846	512,301
Great Plains Energy, Inc.	18,201	530,559
Hawaiian Electric Industries, Inc.	13,144	433,226
NextEra Energy, Inc.	3,237	492,510
OGE Energy Corp.	11,145	349,284
PG&E Corp.	7,400	304,066
Pinnacle West Capital Corp.	8,208	631,688
PPL Corp.	20,163	577,670
Southern Co.	6,786	292,205
Westar Energy, Inc.	5,794	282,342
Xcel Energy, Inc.	21,754	941,513

		10,427,178
Gas Utilities 0.5%
Atmos Energy Corp.	6,029	485,274
National Fuel Gas Co.	5,977	295,443
UGI Corp.	14,370	619,204

		1,399,921
Independent Power & Renewable Electricity Producers 0.3%
AES Corp.	25,794	280,381
Calpine Corp.*	19,985	304,172
NRG Energy, Inc.	3,235	83,657
Vistra Energy Corp.*	10,968	207,843

		876,053
Multi-Utilities 2.9%
Ameren Corp.	18,641	1,012,206
CenterPoint Energy, Inc.	42,743	1,156,198
CMS Energy Corp.	17,919	760,662
Consolidated Edison, Inc.	11,337	849,028
Dominion Energy, Inc.	2,748	203,544
DTE Energy Co.	6,824	687,723
MDU Resources Group, Inc.	4,606	121,092
NiSource, Inc.	20,358	470,880
Public Service Enterprise Group, Inc.	16,246	786,794

The accompanying notes are an integral part of the financial statements.

30	Deutsche U.S. Multi-Factor Fund

	Shares	Value ($)
SCANA Corp.	697	27,650
Sempra Energy	4,309	469,595
Vectren Corp.	10,121	609,790
WEC Energy Group, Inc.	14,717	881,843

		8,037,005
Water Utilities 0.3%
American Water Works Co., Inc.	7,018	556,948
Aqua America, Inc.	10,331	353,217

		910,165
Total Common Stocks (Cost $258,827,810)		275,223,465

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.18% **, 8/16/2018 (b) (Cost $357,940)	360,000	356,970

	Shares	Value ($)
Securities Lending Collateral 0.2%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares,” 1.32% (c) (d) (Cost $524,881)	524,881	524,881

Cash Equivalents 1.2%
Deutsche Central Cash Management Government Fund, 1.41% (c) (Cost $3,473,826)	3,473,826	3,473,826

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $263,184,457)	99.9	279,579,142
Other Assets and Liabilities, Net	0.1	255,661

Net Assets	100.0	279,834,803

The accompanying notes are an integral part of the financial statements.

Deutsche U.S. Multi-Factor Fund	31

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the year ended February 28, 2018 are as follows:

Value ($) at 8/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
Exchange-Traded Fund
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF
2,948	—	3,210	283	(21)	11	—	—	—

Securities Lending Collateral 0.2%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares” 1.32%(c)(d)
—	524,881	—	—	—	2,213	—	524,881	524,881

Cash Equivalents 1.2%
Deutsche Central Cash Management Government Fund, 1.41%(c)
3,904,489	25,461,923	25,892,586	—	—	30,413	—	3,473,826	3,473,826
3,907,437	25,986,804	25,895,796	283	(21)	32,637	—	3,998,707	3,998,707

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $500,416, which is 0.2% of net assets.

(b)	At February 28, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2018.

At February 28, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 E-Mini Index	USD	3/16/2018	14	1,939,750	1,900,080	(39,670)
S&P MidCap 400 E-Mini Index	USD	3/16/2018	14	2,694,870	2,610,300	(84,570)
Total unrealized depreciation						(124,240)

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

32	Deutsche U.S. Multi-Factor Fund

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$275,223,465	$—	$—	$275,223,465
Government & Agency Obligation	—	356,970	—	356,970
Short-Term Investments (e)	3,998,707	—	—	3,998,707
Total	$279,222,172	$356,970	$—	$279,579,142

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(124,240)	$—	$—	$(124,240)
Total	$(124,240)	$—	$—	$(124,240)

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

(e)	See Investment Portfolio for additional detailed categorizations.

(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Deutsche U.S. Multi-Factor Fund	33

Statement of Assets and Liabilities

as of February 28, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $259,185,750) including $500,416 of securities loaned	$275,580,435
Investment in Deutsche Government & Agency Securities Portfolio (cost $524,881)*	524,881
Investment in Deutsche Central Cash Management Government Fund (cost $3,473,826)	3,473,826
Receivable for Fund shares sold	620,000
Dividends receivable	381,441
Interest receivable	5,444
Other assets	40,977
Total assets	280,627,004

Liabilities
Payable upon return of securities loaned	524,881
Payable for variation margin on futures contracts	55,204
Accrued management fee	6,275
Accrued Trustees’ fees	1,073
Other accrued expenses and payables	204,768
Total liabilities	792,201
Net assets, at value	$279,834,803

Net Assets Consist of
Undistributed net investment income	581,333
Net unrealized appreciation (depreciation) on:
Investments	16,394,685
Futures	(124,240)
Accumulated net realized gain (loss)	2,936,141
Paid-in capital	260,046,884
Net assets, at value	$279,834,803

Net Asset Value
Class R6
Net Asset Value offering and redemption price per share ($223,570 ÷ 20,182 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$11.08
Institutional Class
Net Asset Value offering and redemption price per share ($279,611,233 ÷ 25,238,963 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$11.08

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

34	Deutsche U.S. Multi-Factor Fund

Statement of Operations

for the six months ended February 28, 2018 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $60)	$2,460,509
Interest	2,045
Income distributions from affiliated Underlying Funds	30,424
Securities lending income, net of borrower rebates	2,213
Total income	2,495,191
Expenses:
Management fee	202,082
Administration fee	134,721
Services to shareholders	120,067
Custodian fee	12,439
Professional fees	34,611
Reports to shareholders	15,430
Registration fees	38,633
Trustees’ fees and expenses	5,236
Licensing Fee	33,680
Other	11,218
Total expenses before expense reductions	608,117
Expense reductions	(136,637)
Total expenses after expense reductions	471,480
Net investment income	2,023,711

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Sale of affiliated investments	283
Sale of non-affiliated investments	2,757,620
Futures	631,867
3,389,770
Change in net unrealized appreciation (depreciation) on:
Affiliated investments	(21)
Non-affiliated investments	17,940,352
Futures	(172,890)
17,767,441
Net gain (loss)	21,157,211
Net increase (decrease) in net assets resulting from operations	$23,180,922

The accompanying notes are an integral part of the financial statements.

Deutsche U.S. Multi-Factor Fund	35

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017*

Operations:
Net investment income (loss)	$2,023,711	$388,711
Net realized gain (loss)	3,389,770	(189,228)
Change in net unrealized appreciation (depreciation)	17,767,441	(1,496,996)
Net increase (decrease) in net assets resulting from operations	23,180,922	(1,297,513)
Distributions to shareholders from:
Net investment income:
Class R6	(1,470)	(292)
Institutional Class	(1,826,625)	(2,702)
Net realized gains:
Class R6	(211)	—
Institutional Class	(264,190)	—
Total distributions	(2,092,496)	(2,994)
Fund share transactions:
Proceeds from shares sold	28,915,090	251,957,015
Reinvestment of distributions	2,092,495	2,994
Payments for shares redeemed	(15,920,621)	(9,000,089)
Net increase (decrease) in net assets from Fund share transactions	15,086,964	242,959,920
Increase (decrease) in net assets	36,175,390	241,659,413
Net assets at beginning of period (initial capital)	243,659,413	2,000,000
Net assets at end of period (including undistributed net investment income of $581,333 and $385,717, respectively)	$279,834,803	$243,659,413

*	For the period from May 1, 2017 (commencement of operations) to August 31, 2017.

The accompanying notes are an integral part of the financial statements.

36	Deutsche U.S. Multi-Factor Fund

Financial Highlights

Class R6	Six Months Ended 2/28/18 (Unaudited)		Period Ended 8/31/17[a]

Selected Per Share Data
Net asset value, beginning of period	$10.22		$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.08		.06
Net realized and unrealized gain (loss)	.86		.17	[c]
Total from investment operations	.94		.23
Less distributions from:
Net investment income	(.07)		(.01)
Net realized gains	(.01)		—
Total distributions	(.08)		(.01)
Net asset value, end of period	$11.08		$10.22
Total Return (%)[d]	9.24	**	2.35	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.2		.2
Ratio of expenses before expense reductions (%)	.38	*	.62	*
Ratio of expenses after expense reductions (%)	.30	*	.35	*
Ratio of net investment income (%)	1.55	*	1.84	*
Portfolio turnover rate (%)	22	**	10	**

[a]	For the period from May 1, 2017 (commencement of operations) to August 31, 2017.

[b]	Based on average shares outstanding during the period.

[c]	The amount of net realized and unrealized gain shown for a share outstanding for the period ended August 31, 2017 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of the Fund.

[d]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

Deutsche U.S. Multi-Factor Fund	37

Institutional Class	Six Months Ended 2/28/18 (Unaudited)		Period Ended 8/31/17[a]

Selected Per Share Data
Net asset value, beginning of period	$10.22		$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.08		.06
Net realized and unrealized gain (loss)	.86		.17	[c]
Total from investment operations	.94		.23
Less distributions from:
Net investment income	(.07)		(.01)
Net realized gains	(.01)		—
Total distributions	(.08)		(.01)
Net asset value, end of period	$11.08		$10.22
Total Return (%)[d]	9.25	**	2.35	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	280		243
Ratio of expenses before expense reductions (%)	.45	*	.68	*
Ratio of expenses after expense reductions (%)	.35	*	.35	*
Ratio of net investment income (%)	1.50	*	1.91	*
Portfolio turnover rate (%)	22	**	10	**

[a]	For the period from May 1, 2017 (commencement of operations) to August 31, 2017.

[b]	Based on average shares outstanding during the period.

[c]	The amount of net realized and unrealized gain shown for a share outstanding for the period ended August 31, 2017 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of the Fund.

[d]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

38	Deutsche U.S. Multi-Factor Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche U.S. Multi-Factor Fund (the “Fund”) is a diversified series of the Deutsche Institutional Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers two classes of shares: Class R6 and Institutional Class. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Deutsche U.S. Multi-Factor Fund	39

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Effective January 9, 2018, Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions

40	Deutsche U.S. Multi-Factor Fund

under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended February 28, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of February 28, 2018, the Fund invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.14% annualized effective rate as of February 28, 2018) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 28, 2018, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At August 31, 2017, the Fund had net tax basis capital loss carryforward of approximately $31,000, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($19,000) and long-term losses ($12,000).

Deutsche U.S. Multi-Factor Fund	41

At August 31, 2017, the aggregate cost of investments for federal income tax purposes was $245,026,098. The net unrealized depreciation for all investments based on tax cost was $1,654,934. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $4,166,369 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $5,821,303.

The Fund has reviewed the tax positions for the open tax years as of August 31, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund. There were no significant book to tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes.

42	Deutsche U.S. Multi-Factor Fund

Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended February 28, 2018, the Fund entered into futures contracts as a means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of February 28, 2018, is included in a table following the Fund’s Investment Portfolio. For the six months ended February 28, 2018, the investment in futures contracts purchased had a total notional value generally indicative of a range from $4,152,000 to approximately $7,605,000.

The following tables summarize the value of the Fund’s derivative instruments held as of February 28, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Liability Derivatives	Futures Contracts
Equity Contracts (a)	$(124,240)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Deutsche U.S. Multi-Factor Fund	43

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended February 28, 2018, and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$631,867

The above derivative is located in the following Statement of Operations accounts:

(b) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$(172,890)

The above derivative is located in the following Statement of Operations accounts:

(c) Change in net unrealized appreciation (depreciation) from futures

C. Purchases and Sales of Securities

During the six months ended February 28, 2018, purchases and sales of non-affiliated securities (excluding short-term investments) aggregated $73,975,175 and $58,125,564, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund’s average daily net assets, computed and accrued daily and payable monthly.

For the period from September 1, 2017 through December 20, 2018 the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class R6	.30%
Institutional Class	.35%

44	Deutsche U.S. Multi-Factor Fund

For the six months ended February 28, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class R6	$82
Institutional Class	136,555
$136,637

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2018, the Administration Fee was $134,721, of which $21,540 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC compensates DST out of the shareholder servicing fee it receives from the Fund. DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. For the six months ended February 28, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at February 28, 2018
Class R6	$16	$10
Institutional Class	2,607	192
	$2,623	$202

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended February 28, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $9,857, of which $2,381 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in

Deutsche U.S. Multi-Factor Fund	45

which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended February 28, 2018, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $167.

E. Line of Credit

Effective March 22, 2018 the Fund will join a line of credit agreement with other affiliated funds (the “Participants”) to share in a $400 million revolving credit facility provided by a syndication of banks. The Fund will be able to borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2018		Period Ended August 31, 2017*
	Shares	Dollars	Shares	Dollars

Shares sold
Institutional Class	2,669,111	$28,915,090	24,523,865	$251,957,015

Shares issued to shareholders in reinvestment of distributions
Class R6	153	$1,680	29	$292
Institutional Class	190,564	2,090,815	267	2,702
		$2,092,495		$2,994

46	Deutsche U.S. Multi-Factor Fund

	Six Months Ended February 28, 2018		Period Ended August 31, 2017*
	Shares	Dollars	Shares	Dollars

Shares redeemed
Institutional Class	(1,437,222)	$(15,920,621)	(887,622)	$(9,000,089)

Net increase (decrease)
Class R6	153	$1,680	29	$292
Institutional Class	1,422,453	15,085,284	23,636,510	242,959,628
		$15,086,964		$242,959,920

Initial capital
Class R6	—	$—	20,000	$200,000
Institutional Class	—	—	180,000	1,800,000
		$—		$2,000,000

*	For the period from May 1, 2017 (commencement of operations) to August 31, 2017.

Deutsche U.S. Multi-Factor Fund	47

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2017 to February 28, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

48	Deutsche U.S. Multi-Factor Fund

Expenses and Value of a $1,000 Investment for the six months ended February 28, 2018 (Unaudited)

Actual Fund Return	Class R6	Institutional Class
Beginning Account Value 9/1/17	$1,000.00	$1,000.00
Ending Account Value 2/28/18	$1092.40	$1092.50
Expenses Paid per $1,000*	$1.56	$1.82

Hypothetical 5% Fund Return	Class R6	Institutional Class
Beginning Account Value 9/1/17	$1,000.00	$1,000.00
Ending Account Value 2/28/18	$1023.31	$1023.06
Expenses Paid per $1,000*	$1.51	$1.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Class R6	Institutional Class
Deutsche U.S. Multi-Factor Fund	.30%	.35%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche U.S. Multi-Factor Fund	49

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the Deutsche U.S. Multi-Factor Fund’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in February 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	In February 2017, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board meets frequently to discuss fund matters. The Independent Trustees met privately with counsel to discuss the Agreement and other matters relating to the Fund. The Independent Trustees were also advised by a fee consultant retained by the Independent Trustees (the “Fee Consultant”) in the course of their review of the Agreement and considered a report prepared by the Fee Consultant in connection with their deliberations.

In determining to approve the Agreement, the Board considered factors discussed below, among others. The Board noted that DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services to be provided under the Agreement. The Board noted that, under the Agreement, DIMA will provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA will provide administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Because the Fund had not yet commenced operations, no information relating to the Fund’s past performance could be considered by the Board. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services are expected to be satisfactory.

50	Deutsche U.S. Multi-Factor Fund

Fees and Expenses. The Board considered the Fund’s proposed investment management fee schedule, estimated operating expenses and estimated total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and DIMA. The Board noted that DIMA proposed to cap expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.35% of average net assets of Class R6 and Institutional Class shares for a one year period following the Fund’s commencement of operations. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. On the basis of the information provided, including the report provided by the Fee Consultant, the Board concluded that the proposed management fees were reasonable and appropriate in light of the nature, quality and extent of services to be provided by DIMA.

Profitability. The Board considered DIMA’s statement that it expected to have negative profitability at the Fund’s estimated asset levels for the first year of operations. Based on the information provided, the Board concluded the pre-tax profits expected to be realized by DIMA in connection with the management of the Fund were not unreasonable at this time.

Economies of Scale. Given the uncertainty regarding the Fund’s size and related operating costs, the Board deferred evaluation of the economies of scale to a future date. The Board observed that while the Fund’s proposed investment management fee schedule does not include breakpoints, the Board may consider implementation of one or more breakpoints once the Fund reached an efficient operating size.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits to be received by DIMA and its affiliates, including any fees to be received by DIMA for administrative services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft dollar allocations, including that DIMA may allocate brokerage to pay for research generated by parties other than the executing broker dealers. The Board also noted incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the proposed management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and

Deutsche U.S. Multi-Factor Fund	51

the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined to approve the Agreement and concluded that the Agreement was in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the Agreement.

52	Deutsche U.S. Multi-Factor Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about Deutsche funds, insight from DWS economists and investment specialists and access to Deutsche fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

Deutsche U.S. Multi-Factor Fund	53

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of DWS Group, is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

Institutional Class
Nasdaq Symbol	DMFJX
CUSIP Number	25159R 767
Fund Number	1467

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about Deutsche funds, insight from DWS economists and investment specialists and access to Deutsche fund account information.

Log in/register to manage retirement account assets at
https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	DMFRX
CUSIP Number	25159R 775
Fund Number	1667

54	Deutsche U.S. Multi-Factor Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Deutsche U.S. Multi-Factor Fund	55

Who we are
Who is providing this notice?	DWS Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 03/2018

56	Deutsche U.S. Multi-Factor Fund

DUMFF-3

(R-055442-1 4/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche U.S. Multi-Factor Fund, a series of Deutsche Institutional Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/27/2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	4/27/2018